SHARE CAPITAL	6 Months Ended
Jun. 30, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL

NOTE 6: SHARE CAPITAL

a.	Ordinary shares:

Ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Equity financing

On March 22, 2013, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “Cantor Sales Agreement”) with Cantor Fitzgerald & Co., as sales agent (“Cantor”), pursuant to which the Company may offer and sell, from time to time through Cantor, its ordinary shares, par value NIS 0.6 per share, having an aggregate offering price of up to $5,900. Sales of the Company's ordinary shares under the Cantor Sales Agreement are made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

On March 31, 2014, the Company filed a prospectus supplement relating to the offer and sale, from time to time on or after the date hereof, of its ordinary shares, par value NIS 0.6 per share, having an aggregate offering price of up to $10,000, pursuant to the above-mentioned Controlled Equity OfferingSM Sales Agreement dated March 22, 2013. Sales of the Company's ordinary shares under the Cantor Sales Agreement are made in sales deemed to be “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

From January 1, 2014 through June 30, 2014, the Company had sold through the Cantor Sales Agreement an aggregate of 749,249 of its ordinary shares, and received gross proceeds of $3,051 before deducting issuance expenses in an amount of $95.

c.	Stock based compensation

During the six month period ended June 30, 2014, the Company's Board of Directors decided to grant employees options to purchase 55,000 ordinary shares of the Company. The exercise prices for such options ranges from $4.35-$5.16 per share, with vesting to occur over 4 years.

The Company estimates the fair value of stock options granted during the six-month periods ended June 30, 2014 under ASC 718 using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility ranges from 1.13%-1.17%; risk free interest rates range between 2.13%-2.27%; dividend yield of 0%; time to maturity (in years) 6.25; and options forfeiture rate of 10%.

During the six-month periods ended June 30, 2014 and 2013, the Company recorded stock based compensation in a total amount of $471 and $467, respectively.

During the six month period ended June 30, 2014, the Company's Board of Directors approved the granting of 51,000 Restricted Share Units ("RSUs") to certain employees, the RSUs will exercise to shares one year after the date of grant.